Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132


                                December 11, 2012



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 952 (the "Fund")
                       (File No. 333-184014) (CIK 1551944)


     Ladies/Gentlemen:

     In connection with the response to the comments of the staff of the Securities and Exchange Commission (the "Commission") regarding the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund, we acknowledge that:

     1. The Fund is responsible for the adequacy and accuracy of the disclosure in such Registration Statement;

     2. Staff comments or changes to disclosure in response to staff comments in such Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

     3. The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                Very truly yours,

                                ADVISORS DISCIPLINED TRUST 952

                                By:  ADVISORS ASSET MANAGEMENT, INC.


                                By:     /s/ ALEX R. MEITZNER
                                   -----------------------------
                                           Alex R. Meitzner
                                        Senior Vice President